TAX FREE FUND OF VERMONT PRIVATE ~

                              FINANCIAL STATEMENTS

                                  JUNE 30, 1999


                                    UNAUDITED

















To the Shareholders of                                       June 30, 1998
Tax Free Fund of Vermont:




     During the first six months of 1999, your Fund performed relatively well in a very difficult period of both increasing uncertainty in the equity markets and sharply rising interest rates on tax exempt bonds which decreased the value of the bonds held in the Fund's portfolio. The Fund's performance was also modestly enhanced by a continuing reduction in the expense ratio. These efforts were recognized as investors increased the Fund's net assets from $9.5 million to $9.8 million during the first half of 1999 despite the decrease in value in the Fund's bond portfolio. The Fund's net asset value reflected the rise in interest rates during this period, changing from $10.23 on December 31, 1998 to $9.96 on June 30, 1999.

     The Fund has maintained the diversity of its holdings and improved the credit quality of the bonds in the Fund's investment grade portfolio. As of June 30, 1999, the Fund's portfolio included securities of 25 different tax-exempt issuers. The credit quality of the Fund's portfolio as of June 30, 1999 includes 90% of the portfolio rated BAA or better.

     The Fund paid dividends totalling 20.0 cents per share during the first six months of 1998.

     The Tax Free Fund of Vermont offers Vermont residents a no load tax free mutual fund that earns income free of both federal and Vermont income taxes. We encourage you to call us toll-free or visit our office to discuss any aspect of the Fund's management or operation. In addition, your suggestions, comments and advice are always welcomed. Thank you again for your confidence, investment in and support of the Fund.

                                                                    Yours truly,


                                                                 John T. Pearson
                                                                       President





                        Tax Free Fund of Vermont, Inc.

                           PORTFOLIO OF INVESTMENTS
                                 June 30, 1999
                                   Unaudited

Municipal Bonds (97.6%)
                                                 Maturity    Principal    Market
Vermont (86.3%)                           Rate     Date        Amount      Value
    Vermont Educational and Health
    Buildings Financing Agency

    1991 Revenue Bond (FHA Insured)
    (Helen Porter Nursing Home Project)   7.10%  02/01/31   $  275,000  $288,062

    1996 Revenue Bond
    (St. Michaels College)                5.90%  04/01/11      150,000   162,000

    1993 Revenue Bond
    (Med Center Hospital)                 6.00%  09/01/22      425,000   452,094

    1996 Revenue Bond
    (Middlebury College)                  5.50%  11/01/16      160,000   161,800

    1992 Revenue Bond
    (Middlebury College)                  6.00%  11/01/22      140,000   149,450

    1996 Revenue Bond
    (Middlebury College)                  5.375% 11/01/26      100,000    98,375

    1999 Revenue Bond
    (Middlebury College)                  5.00%  11/01/38      550,000   497,063

    1993 Revenue Bond
    (Norwich University)                  6.00%  09/01/13      105,000   107,231

    1998 Revenue Bond
    (Norwich University)                  5.50%  07/01/21      250,000   237,813

    1994 Revenue Bond
    (St. Johnsbury Academy)               7.15%  04/15/14    1,145,000 1,212,269

    1994 Revenue Bond
    (St. Johnsbury Academy)               7.375% 04/15/24      325,000   346,125

    1993 Revenue Bond
    (Champlain College)                   6.00%  10/01/13      260,000   266,500

    1990 Revenue Bond
    (Trinity College)                     8.00%  07/01/10      220,000   227,572

    1994 Revenue Bond
    (Landmark College)                    7.15%  11/01/14      500,000   549,375

    1996 Revenue Bond
    (Lyndon Institute)                    6.60%  12/01/14      335,000   352,588

    1996 Revenue Bond
    (Northwestern Medical Center)         6.25%  09/01/18      530,000   546,562

See accompanying notes to financial statements
                                       1



                        Tax Free Fund of Vermont, Inc.

                           PORTFOLIO OF INVESTMENTS
                                 June 30, 1999
                                   Unaudited

Municipal Bonds - (Continued)
                                                 Maturity    Principal     Market
                                          Rate     Date        Amount      Value
Vermont Housing Finance Agency
    Single Family Mortgage-Backed Bond
    1990 Series 2                         7.30%  05/01/25      150,000    155,437
    1989 Series A                         7.85%  12/01/29      230,000    234,313
    1992 Series 4                         6.40%  11/01/25      670,000    697,638
    1994 Series 5                         6.875% 11/01/16      100,000    105,125
    1998 Series 1                         5.25%  05/01/29      500,000    471,250

Vermont Housing Finance Agency
    Multi-Family Mortgage-Backed Bond
    1995 Series A                         6.15%  02/15/14      100,000    105,375
    1977 Series 1                         6.50%  12/01/29       70,000     70,262
    1999 Series A                         5.125% 02/15/20      400,000    386,000

Vermont State Agricultural College
    1998 Revenue Bond                     5.25%  05/01/29      150,000    132,937

Vermont Student Assistance Corporation
    1992 Series B                         6.70%  12/15/12      395,000    423,144

      Total Vermont Bonds                                               8,436,360

Puerto Rico (9.3%)
  Commonwealth of Puerto Rico
    1998 General Obligation Bond          5.00%  07/01/28      150,000    139,688
  Puerto Rico Electric Power Authority
    1998 Revenue Bond, Series EE          4.75%  07/01/24      250,000    222,812
    1995 Revenue Bond, Series X           5.50%  07/01/25      100,000    101,125

  Puerto Rico Industrial,
    Medical and Environmental Authority
    (Ryder Memorial Hospital Project)     6.60% 05/01/14       425,000    451,562

      Total Puerto Rico Bonds                                             915,187

U. S. Virgin Islands (2.0%)
  U. S. Virgin Islands Public Finance Authority
      1998 Series A                       5.50% 10/01/22       200,000    194,500

      Total investments in securities
        (Cost 9,618,854) (97.6%) (1)                                    9,546,047
      Other assets and liabilities, net (2.4%)                            233,451

      Net Assets (100.0%)                                              $9,779,498

(1) The cost of investments for federal income tax purposes amounted to $9,618,854. Gross unrealized appreciation and depreciation of investments based on identified tax cost at june 30, 1999 are as follows:

      Gross unrealized appreciation                                      $103,415
      Gross unrealized depreciation                                      (176,221)
Net unrealized depreciation                                              $(72,806)

See accompanying notes to financial statements
                                             2



                        Tax Free Fund of Vermont, Inc.

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 1999
                                   Unaudited




  ASSETS
    Investments in securities at market value
      (identified cost $9,618,854) (Note 1-A)                    $9,546,047
    Cash                                                             24,398
    Interest Receivable                                             140,448
    Prepaid Expenses and Other Assets                                67,078
        Total assets                                              9,777,971

  LIABILITIES
    Accrued expenses                                                 (1,527)
        Total liabilities                                            (1,527)

  NET ASSETS
    (Applicable to 982,044 shares outstanding,
    $.01 par value, 10,000,000 shares authorized)                $9,779,498

  NET ASSET VALUE, OFFERING AND REPURCHASE PRICE PER SHARE
    ($9,779,498 divided by 982,044)                                   $9.96

  NET ASSETS
    At June 30, 1999, net assets consisted of:
      Paid-in capital                                            $9,776,395
      Accumulated net realized loss on investments                  (35,798)
      Unrealized depreciation of investments                         38,901

                                                                 $9,779,498



  See accompanying notes to financial statements

                                            3




                        Tax Free Fund of Vermont, Inc.

                            STATEMENT OF OPERATIONS

                        Six months ended June 30, 1999
                                   Unaudited



  INVESTMENT INCOME
    Income
      Interest                                                     $252,814

    Expenses
      Investment advisory fees (Note 4)                              33,462
      Audit and legal fees                                            6,168
      Insurance                                                       4,679
      Printing and postage                                            6,377
      Administrative and shareholder services (Note 4)                7,147
      Custody fees                                                    1,082
      Portfolio pricing costs                                         1,337
      Registration fees                                               1,150
      Directors fees and expenses                                     2,726
      Other                                                             125
      Total expenses                                                 64,253
        Net investment income                                       188,561

  REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investments sold                           (35,798)
    Net change in unrealized appreciation                          (228,324)
        Net loss on investments                                    (264,122)

          Net decrease in net assets resulting from operations    $ (75,561)





  See accompanying notes to financial statements

                                             4




                        Tax Free Fund of Vermont, Inc.

                      STATEMENTS OF CHANGES IN NET ASSETS

                        Six months ended June 30, 1999
                                   Unaudited



  INCREASE IN NET ASSETS FROM
    OPERATIONS
      Net investment income                                     $   188,561
      Net realized gain (loss) on investments                       (35,798)
      Net change in unrealized appreciation                        (228,324)
        Net increase in net assets resulting
          from operations                                           (75,561)

    DISTRIBUTIONS TO SHAREHOLDERS FROM
      Net investment income                                        (188,561)

    CAPITAL SHARE TRANSACTIONS (Note 3)
      Increase in net assets resulting from
        capital share transactions                                  504,508

        Total increase in net assets                                240,386

  NET ASSETS
    Beginning of period                                           9,539,112

    End of period                                                $9,779,498






  See accompanying notes to financial statements

                                     5






                              Tax Free Fund of Vermont, Inc.

                                   FINANCIAL HIGHLIGHTS

                      (For a share outstanding throughout the period)





                                                                       January 1, 1999       Year Ended
                                                                              to             December 31,
                                                                         June 30, 1999           1998

NET ASSET VALUE
      Beginning of period ...........................................   $      10.23     $      10.29
  Income from investment
    operations
    Net investment income ...........................................            .20              .43
    Net gain (loss)on securities
      (both realized and unrealized) ................................           (.00)            (.04)

    Total from investment operations ................................            .20              .39

  Less distributions
    Dividends from net investment income ............................           (.20)            (.43)
    Realized gain on investments ....................................           (.27)            (.02)

  End of period .....................................................   $       9.96     $      10.23

TOTAL RETURN ........................................................          (2.63)%           3.82%

RATIOS/SUPPLEMENTAL DATA
  Net assets at end of period
    (000's) .........................................................   $      9,779        $   9,539

  Ratio of expenses to average
    net assets ......................................................           1.26%(1)         1.51%

  Ratio of net investment income
    to average net assets ...........................................           3.94%(1)         4.16%

PORTFOLIO TURNOVER ..................................................             28%              41%



   (1)Annualized

   See accompanying notes to financial statements

                                      6





                         Tax Free Fund of Vermont, Inc.

                          NOTES TO FINANCIAL STATEMENTS

                                  June 30, 1999
                                    Unaudited



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Tax Free Fund of Vermont, Inc. (the "Fund") was incorporated under the laws of the State of Vermont on May 20, 1991. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end investment company. The Fund's investment goal is to seek the highest level of current income exempt from Federal and Vermont income taxes for shareholders as is consistent with the prudent investment management of the principal invested by shareholders.

     The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A)  SECURITY VALUATION

     Portfolio securities are valued by an independent pricing service using market quotations, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors.


(B)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security  transactions are accounted for on the trade date. Interest income
     is  accrued  on  a  daily   basis.   Bond   premiums  and   discounts   are
     amortized/accreted as required by the Internal Revenue Code.

(C)  INCOME TAXES

     It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution of all taxable income to the Fund's shareholders. Therefore, no Federal income tax provision is required. By qualifying as a "regulated investment company" for Federal income tax purposes, the Fund is not subject to Vermont income taxes on net income and net capital gains, if any, that are distributed to the Fund's shareholders. Dividends paid by the Fund to share-holders which qualify as "exempt interest dividends" for Federal income tax purposes are also excludable from shareholders' gross income for Vermont state income tax purposes so long as the total assets of the Fund are invested in Vermont Municipal Bonds and Other Municipal Bonds as defined in the prospectus. The Fund intends to avoid excise tax liability by making the required distributions under the Internal Revenue Code.






                         Tax Free Fund of Vermont, Inc.

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                  June 30, 1999

                                    Unaudited


(D)  DISTRIBUTIONS  TO  SHAREHOLDERS

     The Fund intends to declare daily and distribute monthly to its shareholders dividends from net investment income and to declare and distribute annually net realized long-term capital gains, if any. Each distribution will be made in shares or, at the option of the shareholder, in cash.

(E)  USE OF ESTIMATES

     In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affest the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)  PURCHASES AND SALES OF SECURITIES

     Realized gains and losses are recorded on the specific identification method. Costs of purchases and proceeds from sales of securities for the Fund for the six months ended June 30, 1999 aggregated $3,148,029 and $2,617,974, respectively.


(3)  CAPITAL SHARE TRANSACTIONS

     Transactions in shares of the Fund for the six months ended June 30, 1999 were as follows:

                                Shares         Amount

       Shares sold            113,161 $  1,150,983
       Shares issued in
         reinvestment of
         dividends             12,742      129,369
       Shares redeemed        (76,125)    (775,844)

       Net increase            49,778   $  504,508









                         Tax Free Fund of Vermont, Inc.

                          NOTES TO FINANCIAL STATEMENTS
                                   (Continued)

                                  June 30, 1999




(4)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     As compensation for its management services, the Fund has agreed to pay Vermont Fund Advisors, Inc. (the "Advisor") a fee computed at the annual rate of .7% (seven-tenths of 1 percent) of average daily net asset value for total net assets up to $10 million and .6% (six-tenths of I percent) for total net assets over $10 million. However, the Advisor may voluntarily waive or refund investment advisory fees payable to it under the Advisory Agreement and assume and pay or otherwise reimburse the Fund for other operating expenses to whatever extent deemed necessary and appropriate. There was no reimbursement made by the Advisor for the six months ended June 30, 1999.

     In addition, the Fund has entered into an Administrative Services Agreement with the Advisor. The Agreement provides for a fee computed at a rate of .08% (eight-one hundredths of 1 percent) on the average daily net asset value of the Fund to be paid for administrative services received by the Fund. For the six months ended June 30, 1999, administrative services fees paid by the Fund totaled $3,824.

     The president, director and sole shareholder of the Advisor also serves as president and as a director of the Fund. Officers of the Fund receive no compensation directly from the Fund. The directors of the Fund were paid $3,000 in fees for the six months ended June 30, 1999.


(5)  CONCENTRATION OF CREDIT RISK

     The Fund invests a substantial portion of its investments in debt obligations issued by the State of Vermont and its political sub-divisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Vermont municipal securities than is a fund that is not concentrated in these issuers to the same extent.